Significant Accounting Policies - Movements of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	¥ 121,003		¥ 35,596	¥ 14,420
Provisions	189,165	$ 29,684	99,165	9,396
Write-offs	(17,695)		(13,758)	(6,120)
Balance at December 31	¥ 292,473		121,003	35,596
Accounting Standards Update 2016-13 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1			17,900
Balance at December 31				17,900
Previously Reported [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1			¥ 17,696
Balance at December 31				¥ 17,696